EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information (“SAI”) dated March 1, 2014

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to SAI dated May 1, 2014

The following replaces “Participation in the ReFlow Liquidity Program” under “Additional Information About Investment Strategies”:

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion.  While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.  For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets.  ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance.  In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I or Institutional Class shares (or, if applicable Class A or Investor Class shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus.  Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders.  To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

November 3, 2014

EATON VANCE BALANCED FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GROWTH FUND
(formerly Eaton Vance Large-Cap Growth Fund)
EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SMALL-CAP VALUE FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND
(formerly Eaton Vance Large-Cap Core Research Fund)
Supplement to Statement of Additional Information dated May 1, 2014 as revised July 1, 2014

1.

The following line is added to the “Other Disclosures Regarding Investment Practices” table under “Strategies and Risks”:

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	DBP	IGIP	SP (formerly LCCRP)	GP (formerly LCGP)	LCVP	REF	SCF	SCVF	SEF
Participation in the ReFlow Liquidity Program	√	√	√	√	√	√	√	√	√

2.

The following replaces “Participation in the ReFlow Liquidity Program” under “Additional Information About Investment Strategies”:

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion.  While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.  For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets.  ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance.  In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I or Institutional Class shares (or, if applicable Class A or Investor Class shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus.  Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders.  To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

November 3, 2014